ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Mar. 31, 2013
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

(7)        ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

	March 31,
	2012	2013
	RMB	RMB
Business and other taxes payable	4,701,736	6,276,692
Accrued payroll and welfare	17,688,960	15,684,309
Accrued test monitoring fees	12,379,899	14,946,724
Accrued certificates costs	8,126,036	2,593,694
Royalty fees payable	8,651,161	9,721,066
Income taxes payable	1,173,344	8,802,858
Other current liabilities	11,011,285	14,165,917
Total accrued expenses and other payables	63,732,421	72,191,260

Other current liabilities as of March 31, 2012 and 2013 mainly include accrued traveling expenses, rental expenses, meeting expense and other operating expenses.